Oil and gas reserves information: (Details) (USD $)	12 Months Ended
	Jun. 30, 2013 item	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2013
Oil and gas reserves information:
Provision for price and cost escalations over prices and costs existing at year-end	$ 0
Amortization rate per Mcf (in dollars per Mcf)	2.80	2.70	2.48
Proved developed and undeveloped reserves:
Number of Proven Undeveloped locations	36
Discount rate (as a percent)	10.00%			10.00%
Plugging and abandonment costs	169,300
Maximum plugging and abandonment costs as a percentage of Standardized Measure (as a percent)	0.50%
Standardized Measure	39,025,000
Estimated standardized measure related to proved oil and gas reserves
Future cash flows	242,990,435	179,704,719	261,446,375
Future production costs	(29,432,000)	(32,485,700)	(43,345,400)
Future development costs	(111,455,400)	(72,969,420)	(126,835,250)
Future severance tax expense	(13,268,035)	(4,526,463)	(4,330,356)
Future net cash flows	88,835,000	69,723,136	86,935,369
Ten percent annual discount for estimated timing of net cash flows	(49,787,200)	(39,746,927)	(40,024,625)
Standardized measure of discounted future net cash flows	39,047,800	29,976,209	46,910,744
Changes from:
Sale of oil and gas produced	(1,971,234)	(4,967,776)	(4,275,771)
Net changes in prices and production costs	(695,805)	(56,534,586)	(12,465,909)
Extensions and discoveries	12,195,100	24,472,000	19,367,520
Revision of previous quantity estimates	11,285,959	(17,572,834)	(6,450,989)
Accretion of discounts	2,997,621	4,691,074	6,475,729
Net change in income taxes	526,854	1,975,312	(2,178,009)
Development costs incurred that reduced future development costs			(321,688)
Changes in future development costs	48,872,306	(42,558,894)	(604,579)
Changes in timing of production and other	(64,139,210)	73,561,169	(17,392,850)
Change in standardized measure	$ 9,071,591	$ (16,934,535)	$ (17,846,546)
Natural Gas (Mcfs)
Proved developed and undeveloped reserves:
Number of acres spacing per unit utilized for horizontally-drilled wells		160
Downward revision made to proved developed reserves of Bossier/Haynesville shale horizontal wells and Cotton Valley vertical wells	353,722
Increased estimated ultimate recovery before revision	4,000
Increased estimated ultimate recovery after revision	6,000
Proved developed reserves | Natural Gas (Mcfs)
Proved developed and undeveloped reserves:
Beginning of year	3,982,265	6,634,236	2,666,610
Revisions of previous estimates	2,058,597	(407,656)	5,449,056
Purchases of reserves in place	0	0	0
Extensions and discoveries	0	0	0
Production	(1,141,474)	(2,244,315)	(1,481,430)
Disposals of reserves in place	0	0	0
End of year	4,899,388	3,982,265	6,634,236
Proved developed reserves | Oil, Condensate (Bbls)
Proved developed and undeveloped reserves:
Beginning of year	443	1,199	1,166
Revisions of previous estimates	2,255	344	2,739
Purchases of reserves in place	0	0	0
Extensions and discoveries	0	0	0
Production	(863)	(1,100)	(2,706)
Disposals of reserves in place	0	0	0
End of year	1,835	443	1,199
Proved developed reserves | NGL (Bbls)
Proved developed and undeveloped reserves:
Beginning of year	35	0	0
Revisions of previous estimates	13,695	1,312	0
Purchases of reserves in place	0	0	0
Extensions and discoveries	0	0	0
Production	(2,525)	(1,277)	0
Disposals of reserves in place	0	0	0
End of year	11,205	35	0
Proved undeveloped reserves | Natural Gas (Mcfs)
Proved developed and undeveloped reserves:
Beginning of year	19,357,720	51,057,850	26,490,670
Revisions of previous estimates	(1,704,875)	(51,057,850)	(7,878,270)
Purchases of reserves in place	0	0	0
Extensions and discoveries	10,439,327	19,357,720	32,445,450
Production	0	0	0
Disposals of reserves in place	0	0	0
End of year	28,092,172	19,357,720	51,057,850
Proved undeveloped reserves | Oil, Condensate (Bbls)
Proved developed and undeveloped reserves:
Beginning of year	427,190	0	7,481
Revisions of previous estimates	(179,808)	0	(7,481)
Purchases of reserves in place	0	0	0
Extensions and discoveries	146,291	427,190	0
Production	0	0	0
Disposals of reserves in place	0	0	0
End of year	393,673	427,190	0
Proved undeveloped reserves | NGL (Bbls)
Proved developed and undeveloped reserves:
Beginning of year	1,313,531	0	0
Revisions of previous estimates	(292,864)	0	0
Purchases of reserves in place	0	0	0
Extensions and discoveries	603,602	1,313,531	0
Production	0	0	0
Disposals of reserves in place	0	0	0
End of year	1,624,269	1,313,531	0